INCOME TAXES - Schedule of Deferred Income Tax Benefits and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 50,322	$ 45,973
Intangible amortization	1,775	1,341
Section 174 capitalization	19,947	22,479
Research and development tax credits	25,701	24,047
Share-based compensation	2,405	2,654
Other	301	1,476
Gross deferred tax assets	100,451	97,970
Valuation allowance	(100,451)	(97,970)
Net deferred tax assets	$ 0	$ 0